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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/312, 9/303
Date of reporting period: 6/30/10

[1]	Funds included are: Invesco Technology Sector, Invesco U.S. Mid Cap Value Fund, Invesco U.S. Small Cap Value Fund, Invesco Value Fund, Invesco Value II Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen Utility Fund and Invesco Van Kampen Value Opportunities Fund.

[2]	Funds with the fiscal year end 3/31 are: Invesco Technology Sector Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen Utility Fund and Invesco Van Kampen Value Opportunities Fund.

[3]	Funds with the fiscal year end 9/30 are: Invesco U.S. Mid Cap Value Fund, Invesco U.S. Small Cap Value Fund, Invesco Value Fund and Invesco Value II Fund.

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-TECH-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Technology Sector Fund
Schedule of Investments (a)
June 30, 2010 (unaudited)

	Shares	Value

Common Stocks & Other Equity Interests — 112.2%
Application Software — 5.2%
Adobe Systems, Inc. (b)	100,700	$2,661,501
Amdocs Ltd. (b)	46,119	1,238,295
Autodesk, Inc. (b)	48,254	1,175,467
Quest Software, Inc. (b)	27,613	498,139

		5,573,402

Communications Equipment — 12.6%
Ciena Corp. (b)	53,303	675,882
Cisco Systems, Inc. (b)	101,620	2,165,522
CommScope, Inc. (b)	118,500	2,816,745
Corning, Inc.	75,300	1,216,095
JDS Uniphase Corp. (b)	103,231	1,015,793
NICE Systems Ltd. (ADR) (Israel) (b)	31,825	811,219
Plantronics, Inc.	37,281	1,066,237
Polycom, Inc. (b)	36,990	1,101,932
Qualcomm, Inc.	33,500	1,100,140
Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	129,100	1,422,682

		13,392,247

Computer Hardware — 10.9%
Apple, Inc. (b)	21,234	5,340,988
Dell, Inc. (b)	69,471	837,820
Fujitsu Ltd. (Japan)	501,000	3,147,483
Hewlett-Packard Co.	28,200	1,220,496
International Business Machines Corp.	8,833	1,090,699

		11,637,486

Computer Storage & Peripherals — 16.3%
EMC Corp. (b)	179,193	3,279,232
NetApp, Inc. (b)	28,657	1,069,193
QLogic Corp. (b)	64,680	1,074,981
SanDisk Corp. (b)	81,900	3,445,533
Seagate Technology (Cayman Islands) (b)	199,200	2,597,568
Western Digital Corp. (b)	91,800	2,768,688
Xyratex Ltd. (b)	218,086	3,085,917

		17,321,112

Data Processing & Outsourced Services — 4.1%
Alliance Data Systems Corp. (b)	18,800	1,118,976
Mastercard, Inc. (Class A)	16,300	3,252,339

		4,371,315

Electronic Components — 8.6%
LG Display Co., Ltd. (Republic of Korea)	95,300	3,164,470
Murata Manufacturing Co., Ltd. (Japan)	66,700	3,176,781
Nippon Electric Glass Co., Ltd. (Japan)	252,000	2,867,808

		9,209,059

Electronic Equipment & Instruments — 6.5%
Hitachi Ltd. (Japan) (b)	830,000	3,009,982
Veeco Instruments, Inc. (b)	112,700	3,863,356

		6,873,338

Electronic Manufacturing Services — 4.0%
Flextronics International Ltd. (Singapore) (b)	277,067	1,551,575
Tyco Electronics Ltd. (Bermuda)	108,699	2,758,781

		4,310,356

Internet Software & Services — 5.3%
Ariba, Inc. (b)	49,765	792,756
Equinix, Inc. (b)	34,200	2,777,724
GSI Commerce, Inc. (b)	46,985	1,353,168
VeriSign, Inc. (b)	26,570	705,434

		5,629,082

IT Consulting & Other Services — 1.3%
Cognizant Technology Solutions Corp. (Class A) (b)	27,300	1,366,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

1

Invesco Technology Sector Fund

	Shares	Value

Semiconductor Equipment — 10.5%		1,762,393
Cymer, Inc. (b)	17,647	530,116
MEMC Electronic Materials, Inc. (b)	415,600	4,106,128
Novellus Systems, Inc. (b)	134,900	3,421,064
ON Semiconductor Corp. (b)	213,581	$1,362,646

		11,182,347

Semiconductors — 14.2%
Hynix Semiconductor, Inc. (Republic of Korea) (b)	164,910	3,343,903
Intel Corp.	167,845	3,264,585
Marvell Technology Group Ltd. (Bermuda) (b)	183,066	2,885,120
Micron Technology, Inc. (b)	369,600	3,137,904
Microsemi Corp. (b)	54,470	796,896
Semtech Corp. (b)	32,667	534,759
Xilinx, Inc.	43,733	1,104,696

		15,067,863

Systems Software — 12.2%
CA, Inc.	161,800	2,977,120
Check Point Software Technologies Ltd. (Israel) (b)	93,785	2,764,782
Microsoft Corp.	140,642	3,236,172
Oracle Corp.	98,947	2,123,403
Rovi Corp. (b)	14,809	561,409
TIBCO Software, Inc. (b)	113,062	1,363,528

		13,026,414

Technology Distributors — 0.5%
Anixter International, Inc. (b)	12,605	536,973

Total Common Stocks & Other Equity Interests (Cost $129,058,750)		119,497,632

Money Market Funds — 0.3%
Liquid Assets Portfolio — Institutional Class (c)	140,486	140,486
Premier Portfolio — Institutional Class (c)	140,486	140,486

Total Money Market Funds (Cost $280,972)		280,972

Total Investments (Cost $129,339,722)	112.5%	119,778,604
Liabilities in Excess of Other Assets	(12.5)	(13,270,503)

Net Assets	100.0%	$106,508,101

Investment Abbreviations:

ADR	American Depositary Receipt.

Notes to Schedule of investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2

Invesco Technology Sector Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Technology Sector Fund
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$104,244,958	$15,533,646	$—	$119,778,604
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,250,353
Aggregate unrealized (depreciation) of investment securities	(11,204,566)

Net unrealized (depreciation) of investment securities	$(9,954,213)

Cost of investments for tax purposes is $129,732,817.

Invesco U.S. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-USMCV-QTR-1 06/10	Invesco Advisers, Inc

Schedule of Investments (a)
June 30, 2010
(unaudited)

	Shares	Value

Common Stocks & Other Equity Interests 97.7%
Aerospace & Defense 3.2%
Goodrich Corp.	75,051	$4,972,129

Asset Management & Custody Banks 2.7%
Northern Trust Corp.	89,633	4,185,861

Auto Parts & Equipment 1.0%
Lear Corp. (b)	23,441	1,551,794

Building Products 2.7%
Lennox International, Inc.	98,902	4,111,356

Computer Hardware 2.0%
Diebold, Inc.	111,286	3,032,543

Data Processing & Outsourced Services 3.8%
Fidelity National Information Services, Inc.	221,019	5,927,730

Diversified Banks 2.1%
Comerica, Inc.	90,420	3,330,169

Diversified Chemicals 2.2%
PPG Industries, Inc.	56,079	3,387,732

Electric Utilities 4.4%
Edison International	113,566	3,602,314
Great Plains Energy, Inc.	185,950	3,164,869

		6,767,183

Electronic Manufacturing Services 1.9%
Flextronics International Ltd. (Singapore) (b)	529,659	2,966,090

Food Distributors 2.5%
Sysco Corp.	137,261	3,921,547

Health Care Distributors 2.6%
Henry Schein, Inc. (b)	74,723	4,102,293

Health Care Equipment 2.5%
Beckman Coulter, Inc.	65,297	3,936,756

Health Care Facilities 5.1%
Brookdale Senior Living, Inc. (b)	289,513	4,342,695
Healthsouth Corp. (b)	190,139	3,557,501

		7,900,196

Housewares & Specialties 2.8%
Newell Rubbermaid, Inc.	294,636	4,313,471

Industrial Machinery 5.8%
Pentair, Inc.	133,218	4,289,620
Snap-On, Inc.	115,212	4,713,323

		9,002,943

Insurance Brokers 5.9%
Marsh & McLennan Cos., Inc.	144,289	3,253,717
Willis Group Holdings PLC (Ireland)	198,108	5,953,145

		9,206,862

Investment Banking & Brokerage 2.1%
Charles Schwab Corp. (The)	227,023	3,219,186

Motorcycle Manufacturers 2.0%
Harley-Davidson, Inc.	136,190	3,027,504

Multi-Utilities 2.3%
Wisconsin Energy Corp.	69,273	3,514,912

Office Electronics 3.1%
Zebra Technologies Corp. (Class A) (b)	188,216	4,775,040

Office Services & Supplies 3.3%
Avery Dennison Corp.	157,327	5,054,916

Oil & Gas Equipment & Services 0.5%
Halliburton Co.	32,545	798,980

Oil & Gas Exploration & Production 2.3%
Pioneer Natural Resources Co.	59,898	3,560,936

Oil & Gas Storage & Transportation 4.7%
El Paso Corp.	400,404	4,448,489
Williams Cos., Inc. (The)	154,869	2,831,005

		7,279,494

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

		Shares	Value

Packaged Foods & Meats 2.4%
ConAgra Foods, Inc.		159,907	$3,729,031

Paper Packaging 2.5%
Sonoco Products Co.		124,545	3,796,132

Personal Products 1.2%
Avon Products, Inc.		72,665	1,925,622

Property & Casualty Insurance 3.0%
ACE Ltd. (Switzerland)		90,759	4,672,273

Regional Banks 3.5%
BB&T Corp.		133,020	3,499,756
Wintrust Financial Corp.		56,137	1,871,608

			5,371,364

Restaurants 2.0%
Darden Restaurants, Inc.		80,457	3,125,754

Retail REIT’s 1.4%
Weingarten Realty Investors		110,600	2,106,930

Soft Drinks 2.3%
Coca-Cola Enterprises, Inc.		134,802	3,485,980

Specialty Chemicals 4.9%
Valspar Corp.		159,809	4,813,447
WR Grace & Co. (b)		133,974	2,818,813

			7,632,260

Thrifts & Mortgage Finance 1.0%
Washington Federal, Inc.		92,846	1,502,248

Total Common Stocks & Other Equity Interests (Cost $163,687,542)			151,195,217

Money Market Funds 2.3%
Liquid Assets Portfolio — Institutional Class (c)		1,800,570	1,800,570
Premier Portfolio — Institutional Class (c)		1,800,570	1,800,570

Total Money Market Funds (Cost $3,601,140)			3,601,140

Total Investments (Cost $167,288,682)	100.0%	100.0%	154,796,357
Other Assets Less Liabilities	(0.0)	(0.0)	(10,757)

Net Assets	100.0%	100.0%	$154,785,600

Investment Abbreviations:

REIT — Real Estate Investment Trust.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco U.S. Mid Cap Value Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$154,796,357	$—	$—	$154,796,357

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,604,933

Aggregate unrealized (depreciation) of investment securities	(19,157,728)

Net unrealized appreciation (depreciation) of investment securities	$(12,552,795)

Cost of investments for tax purposes is $167,349,152.
Invesco U.S. Mid Cap Value Fund

Invesco U.S. Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-USSCV-QTR-1 06/10	Invesco Advisers, Inc.

Invesco U.S. Small Cap Value Fund
Schedule of Investments (a)
June 30, 2010
(unaudited)

	Shares	Value

Common Stocks & Other Equity Interests 95.6%
Advertising 1.4%
Arbitron, Inc.	407,200	$10,436,536

Aerospace & Defense 7.9%
AAR Corp. (b)	986,328	16,511,131
AerCap Holdings N.V. (Netherlands) (b)	1,897,680	19,697,918
HEICO Corp. (Class A)	79,125	2,132,419
Moog, Inc. (Class A) (b)	331,900	10,697,137
Spirit Aerosystems Holdings, Inc. (Class A) (b)	553,000	10,540,180

		59,578,785

Agricultural Products 2.0%
Corn Products International, Inc.	500,300	15,159,090

Air Freight & Logistics 2.4%
Forward Air Corp.	376,300	10,254,175
UTI Worldwide, Inc.	663,100	8,209,178

		18,463,353

Apparel Retail 0.7%
Stage Stores, Inc.	490,095	5,234,215

Apparel, Accessories & Luxury Goods 1.2%
Maidenform Brands, Inc. (b)	444,819	9,056,515

Application Software 0.6%
Epicor Software Corp. (b)	608,300	4,860,317

Commercial Printing 0.9%
Deluxe Corp.	371,300	6,961,875

Commodity Chemicals 0.6%
Calgon Carbon Corp. (b)	331,100	4,383,764

Communications Equipment 2.8%
ADTRAN, Inc.	440,600	12,015,162
Tekelec (b)	672,000	8,897,280

		20,912,442

Computer Storage & Peripherals 0.8%
QLogic Corp. (b)	358,700	5,961,594

Construction & Engineering 1.8%
Aecom Technology Corp. (b)	198,500	4,577,410
Insituform Technologies, Inc. (Class A) (b)	139,100	2,848,768
Orion Marine Group, Inc. (b)	416,030	5,907,626

		13,333,804

Data Processing & Outsourced Services 0.8%
Broadridge Financial Solutions, Inc.	309,000	5,886,450

Diversified Metals & Mining 0.9%
AMCOL International Corp.	287,035	6,745,322

Electric Utilities 1.2%
Allete, Inc.	264,900	9,070,176

Electrical Components & Equipment 1.9%
Belden, Inc.	286,900	6,311,800
Polypore International, Inc. (b)	348,462	7,924,026

		14,235,826

Electronic Equipment & Instruments 3.3%
Checkpoint Systems, Inc. (b)	852,900	14,806,344
Rogers Corp. (b)	374,483	10,399,393

		25,205,737

Electronic Manufacturing Services 1.0%
Methode Electronics, Inc.	772,000	7,519,280

Gas Utilities 0.9%
UGI Corp.	270,000	6,868,800

Health Care Distributors 1.9%
PharMerica Corp. (b)	1,002,100	14,690,786

Health Care Equipment 0.7%
Hill-Rom Holdings, Inc.	162,586	4,947,492

Health Care Facilities 3.3%
Healthsouth Corp. (b)	1,340,722	25,084,909

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Small Cap Value Fund

	Shares	Value

Health Care Services 0.7%
ICU Medical, Inc. (b)	165,200	$5,314,484

Household Products 1.0%
Central Garden and Pet Co. (b)	538,064	5,116,989
Central Garden and Pet Co. (Class A) (b)	295,614	2,651,657

		7,768,646

Human Resource & Employment Services 1.1%
Administaff, Inc.	350,900	8,477,744

Industrial Machinery 1.6%
John Bean Technologies Corp.	371,300	5,662,325
Snap-On, Inc.	156,700	6,410,597

		12,072,922

IT Consulting & Other Services 6.3%
Acxiom Corp. (b)	960,800	14,114,152
Gartner, Inc. (b)	156,100	3,629,325
MAXIMUS, Inc.	455,331	26,350,005
Ness Technologies, Inc. (b)	752,802	3,244,576

		47,338,058

Leisure Products 1.3%
Polaris Industries, Inc.	174,800	9,547,576

Life & Health Insurance 1.8%
CNO Financial Group, Inc. (b)	2,720,532	13,466,633

Life Sciences Tools & Services 2.9%
Bio-Rad Laboratories, Inc. (Class A) (b)	112,434	9,724,417
ICON PLC (ADR) (United Kingdom) (b)	428,200	12,370,698

		22,095,115

Metal & Glass Containers 2.2%
Pactiv Corp. (b)	294,300	8,196,255
Silgan Holdings, Inc.	283,900	8,057,082

		16,253,337

Multi-Utilities 1.1%
Avista Corp.	424,721	8,294,801

Office Electronics 1.2%
Zebra Technologies Corp. (Class A) (b)	356,600	9,046,942

Office Services & Supplies 0.8%
ACCO Brands Corp. (b)	1,283,000	6,402,170

Oil & Gas Equipment & Services 2.2%
Exterran Holdings, Inc. (b)	297,255	7,672,152
Superior Energy Services, Inc. (b)	496,630	9,272,082

		16,944,234

Paper Packaging 1.4%
Rock-Tenn Co. (Class A)	213,600	10,609,512

Property & Casualty Insurance 6.3%
Amtrust Financial Services, Inc.	620,084	7,465,811
Argo Group International Holdings, Ltd.	408,800	12,505,192
Employers Holdings, Inc.	650,845	9,586,947
ProAssurance Corp. (b)	321,318	18,238,010

		47,795,960

Real Estate Development 0.6%
Forestar Group, Inc. (b)	239,000	4,292,440

Real Estate Services 0.1%
Kennedy-Wilson Holdings, Inc. (b)	82,700	835,270

Regional Banks 1.5%
BancorpSouth, Inc.	293,300	5,244,204
MB Financial, Inc.	351,187	6,458,329

		11,702,533

Reinsurance 4.5%
Alterra Capital Holdings, Ltd.	626,940	11,773,933
Platinum Underwriters Holdings Ltd. (Bermuda)	420,900	15,274,461
Reinsurance Group of America, Inc.	145,700	6,659,947

		33,708,341

Research & Consulting Services 1.9%
Dolan Media Co. (b)	581,322	6,464,300
Stantec, Inc. (b)	346,106	7,659,326

		14,123,626

Restaurants 2.3%
AFC Enterprises, Inc. (b)	571,200	5,197,920
Denny’s Corp. (b)	2,472,621	6,428,815
See accompanying notes which are an integral part of this schedule.

Invesco U.S. Small Cap Value Fund

	Shares	Value

Texas Roadhouse, Inc. (b)	442,800	$5,588,136

		17,214,871

Security & Alarm Services 0.9%
Brink’s Co. (The)	375,400	7,143,862

Semiconductors 1.4%
Microsemi Corp. (b)	719,200	10,521,896

Soft Drinks 0.8%
Cott Corp. (Canada) (b)	1,020,900	5,941,638

Specialized REIT’s 1.8%
Potlatch Corp.	373,527	13,346,120

Specialty Chemicals 3.2%
A Schulman, Inc.	369,600	7,007,616
Zep, Inc.	973,718	16,981,642

		23,989,258

Technology Distributors 0.8%
Scansource, Inc. (b)	241,381	6,017,628

Thrifts & Mortgage Finance 2.3%
First Niagara Financial Group, Inc.	418,800	5,247,564
Northwest Bancshares, Inc.	511,300	5,864,611
Provident New York Bancorp	671,135	5,939,545

		17,051,720

Wireless Telecommunication Services 2.6%
Syniverse Holdings, Inc. (b)	950,798	19,443,819

Total Common Stocks & Other Equity Interests (Cost $667,660,883)		721,358,224

Money Market Funds 4.6%
Liquid Assets Portfolio — Institutional Class (c)	17,351,188	17,351,188
Premier Portfolio — Institutional Class (c)	17,351,188	17,351,188

Total Money Market Funds (Cost $34,702,376)		34,702,376

Total Investments (Cost $702,363,259)	100.2%	756,060,600
Other Assets Less Liabilities	(0.2)	(1,748,113)

Net Assets	100.0%	$754,312,487

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco U.S. Small Cap Value Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco U.S. Small Cap Value Fund
A.	Security Valuations — (continued)
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$756,060,600	$—	$—	$756,060,600
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$84,729,580
Aggregate unrealized (depreciation) of investment securities	(45,356,427)

Net unrealized appreciation of investment securities	$39,373,153

Cost of investments for tax purposes is $716,687,447.

Invesco Value Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-VAL-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Value Fund
Schedule of Investments (a)
June 30, 2010
(unaudited)

	Shares	Value

Common Stocks & Other Equity Interests 99.1%
Aerospace & Defense 1.0%
Honeywell International, Inc.	23,100	$901,593

Aluminum 0.7%
Alcoa, Inc.	65,249	656,405

Asset Management & Custody Banks 2.2%
Bank of New York Mellon Corp. (The)	70,679	1,745,064
State Street Corp.	10,700	361,874

		2,106,938

Cable & Satellite 7.1%
Comcast Corp. (Class A)	250,238	4,346,634
DirecTV (Class A) (b)	27,299	925,982
Time Warner Cable, Inc.	26,557	1,383,089

		6,655,705

Communications Equipment 1.1%
Cisco Systems, Inc. (b)	47,200	1,005,832

Computer Hardware 1.8%
Dell, Inc. (b)	52,831	637,142
Hewlett-Packard Co.	23,404	1,012,925

		1,650,067

Data Processing & Outsourced Services 0.3%
Western Union Co. (The)	17,300	257,943

Department Stores 0.8%
JC Penney Co., Inc.	24,000	515,520
Macy’s, Inc.	14,823	265,332

		780,852

Diversified Banks 1.9%
US Bancorp	29,000	648,150
Wells Fargo & Co.	43,100	1,103,360

		1,751,510

Diversified Chemicals 0.6%
EI Du Pont de Nemours & Co.	17,205	595,121

Drug Retail 1.1%
CVS Caremark Corp.	35,400	1,037,928

Electric Utilities 0.5%
American Electric Power Co., Inc.	14,000	452,200

Electrical Components & Equipment 0.8%
Emerson Electric Co.	16,400	716,516

Electronic Equipment & Instruments 0.2%
Cognex Corp.	11,369	199,867

General Merchandise Stores 0.4%
Target Corp.	8,100	398,277

Health Care Distributors 1.6%
Cardinal Health, Inc.	44,490	1,495,309

Health Care Equipment 0.3%
Boston Scientific Corp. (b)	55,500	321,900

Home Improvement Retail 1.7%
Home Depot, Inc.	27,800	780,346
Lowe’s Cos., Inc.	40,400	824,968

		1,605,314

Household Products 0.5%
Procter & Gamble Co. (The)	7,300	437,854

Hypermarkets & Super Centers 2.0%
Wal-Mart Stores, Inc.	40,047	1,925,059

Industrial Conglomerates 2.8%
General Electric Co.	81,600	1,176,672
Textron, Inc.	5,648	95,847
Tyco International Ltd. (Luxembourg)	38,200	1,345,786

		2,618,305

Industrial Machinery 1.1%
Ingersoll-Rand PLC (Ireland)	29,000	1,000,210

See accompanying notes which are an integral part of this schedule.

Invesco Value Fund

	Shares	Value

Integrated Oil & Gas 5.9%
BP PLC (ADR) (United Kingdom)	14,400	$415,872
Chevron Corp.	25,500	1,730,430
ConocoPhillips	28,700	1,408,883
Royal Dutch Shell PLC (ADR) (Netherlands)	27,841	1,398,175
Total SA (ADR) (France)	12,700	566,928

		5,520,288

Integrated Telecommunication Services 3.8%
AT&T, Inc.	62,600	1,514,294
Verizon Communications, Inc.	74,000	2,073,480

		3,587,774

Internet Software & Services 4.0%
eBay, Inc. (b)	125,000	2,451,250
Yahoo!, Inc. (b)	92,384	1,277,671

		3,728,921

Investment Banking & Brokerage 0.9%
Goldman Sachs Group, Inc. (The)	6,700	879,509

IT Consulting & Other Services 0.6%
Accenture Ltd. (Class A) (Ireland)	13,800	533,370

Life & Health Insurance 2.9%
Aflac, Inc.	9,900	422,433
MetLife, Inc.	33,800	1,276,288
Torchmark Corp.	21,300	1,054,563

		2,753,284

Managed Health Care 1.8%
UnitedHealth Group, Inc.	37,982	1,078,689
WellPoint, Inc. (b)	12,200	596,946

		1,675,635

Movies & Entertainment 7.0%
News Corp. (Class B)	89,600	1,240,960
Time Warner, Inc.	55,666	1,609,304
Viacom, Inc. (Class B)	119,262	3,741,249

		6,591,513

Multi-Utilities 0.3%
Sempra Energy	6,400	299,456

Oil & Gas Drilling 0.4%
Noble Corp. (Switzerland)	11,118	343,657

Oil & Gas Equipment & Services 1.6%
Halliburton Co.	60,100	1,475,455

Oil & Gas Exploration & Production 0.3%
Anadarko Petroleum Corp.	7,792	281,213

Other Diversified Financial Services 6.2%
Bank of America Corp.	158,685	2,280,303
Citigroup, Inc. (b)	248,200	933,232
JPMorgan Chase & Co.	72,000	2,635,920

		5,849,455

Packaged Foods & Meats 4.1%
Kraft Foods, Inc. (Class A)	83,416	2,335,648
Unilever N.V. (NY Registered Shares) (Netherlands)	55,207	1,508,255

		3,843,903

Paper Products 2.8%
International Paper Co.	114,973	2,601,839

Personal Products 0.5%
Avon Products, Inc.	18,640	493,960

Pharmaceuticals 9.5%
Abbott Laboratories	15,686	733,791
Bristol-Myers Squibb Co.	101,416	2,529,315
Eli Lilly & Co.	11,352	380,292
GlaxoSmithKline PLC (ADR) (United Kingdom)	12,900	438,729
Merck & Co., Inc.	54,638	1,910,691
Pfizer, Inc.	158,045	2,253,722
Roche Holding AG (ADR) (Switzerland)	18,300	632,570

		8,879,110

Property & Casualty Insurance (8.6%)
Berkshire Hathaway, Inc. (Class B) (b)	15,100	1,203,319
Chubb Corp.	87,447	4,373,225
See accompanying notes which are an integral part of this schedule.

Invesco Value Fund

	Shares	Value

Travelers Cos., Inc. (The)	50,625	$2,493,281

		8,069,825

Regional Banks 1.3%
PNC Financial Services Group, Inc.	22,400	1,265,600

Semiconductor Equipment 0.3%
KLA-Tencor Corp.	10,513	293,102

Semiconductors 1.4%
Intel Corp.	69,200	1,345,940

Soft Drinks 1.6%
Coca-Cola Co. (The)	23,300	1,167,796
PepsiCo, Inc.	5,200	316,940

		1,484,736

Systems Software 0.3%
Microsoft Corp.	13,500	310,635

Tobacco 1.6%
Altria Group, Inc.	30,835	617,934
Philip Morris International, Inc.	19,374	888,104

		1,506,038

Wireless Telecommunication Services 0.9%
Vodafone Group PLC (ADR) (United Kingdom)	39,200	810,264

Total Common Stocks & Other Equity Interests (Cost $102,102,964)		92,995,187

Money Market Funds 0.1%
Liquid Assets Portfolio — Institutional Class (c)	38,453	38,453
Premier Portfolio — Institutional Class (c)	38,453	38,453

Total Money Market Funds (Cost $76,906)		76,906

Total Investments (Cost $102,179,870)	99.2%	93,072,093
Other Assets Less Liabilities	0.8	773,610

Net Assets	100.0%	$93,845,703

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Value Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$92,439,523	$632,570	$—	$93,072,093
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,911,297
Aggregate unrealized (depreciation) of investment securities	(18,643,753)

Net unrealized appreciation (depreciation) of investment securities	$(9,732,456)

Cost of investments for tax purposes is $102,804,549.

Invesco Value II Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-VAL2-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Value II Fund
Schedule of Investments (a)
June 30, 2010
(unaudited)

	Shares	Value

Common Stocks & Other Equity Interests 96.0%
Aerospace & Defense 0.9%
Honeywell International, Inc.	41,839	$1,632,976

Aluminum (0.7%)
Alcoa, Inc.	114,540	1,152,272

Asset Management & Custody Banks 2.4%
Bank of New York Mellon Corp. (The)	144,581	3,569,705
State Street Corp.	19,381	655,465

		4,225,170

Cable & Satellite 7.4%
Comcast Corp. (Class A)	501,959	8,719,028
DirecTV (Class A) (b)	32,613	1,106,233
Time Warner Cable, Inc.	55,616	2,896,481

		12,721,742

Communications Equipment 1.0%
Cisco Systems, Inc. (b)	84,206	1,794,430

Computer Hardware 1.7%
Dell, Inc. (b)	95,938	1,157,012
Hewlett-Packard Co.	43,006	1,861,300

		3,018,312

Data Processing & Outsourced Services 0.3%
Western Union Co. (The)	34,090	508,282

Department Stores 0.6%
JC Penney Co., Inc.	29,950	643,326
Macy’s, Inc.	19,785	354,152

		997,478

Diversified Banks 1.7%
US Bancorp	62,803	1,403,647
Wells Fargo & Co.	62,009	1,587,430

		2,991,077

Diversified Chemicals 0.6%
EI Du Pont de Nemours & Co.	28,739	994,082

Drug Retail 1.3%
CVS Caremark Corp.	76,631	2,246,821

Electric Utilities 0.5%
American Electric Power Co., Inc.	25,457	822,261

Electrical Components & Equipment 0.8%
Emerson Electric Co.	29,596	1,293,049

General Merchandise Stores 0.3%
Target Corp.	11,892	584,730

Health Care Distributors 1.9%
Cardinal Health, Inc.	95,323	3,203,806

Health Care Equipment 0.3%
Boston Scientific Corp. (b)	99,718	578,364

Home Improvement Retail 2.0%
Home Depot, Inc.	62,450	1,752,972
Lowe’s Cos., Inc.	87,024	1,777,030

		3,530,002

Household Products 0.5%
Procter & Gamble Co. (The)	14,799	887,644

Hypermarkets & Super Centers 2.0%
Wal-Mart Stores, Inc.	72,849	3,501,851

Industrial Conglomerates 3.0%
General Electric Co.	174,840	2,521,193
Textron, Inc.	10,396	176,420
Tyco International Ltd. (Luxembourg)	69,320	2,442,144

		5,139,757

Industrial Machinery 1.1%
Ingersoll-Rand PLC (Ireland)	55,403	1,910,850

Integrated Oil & Gas 6.0%
BP PLC (ADR) (United Kingdom)	26,602	768,266
Chevron Corp.	51,792	3,514,605
See accompanying notes which are an integral part of this schedule.

Invesco Value II Fund

	Shares	Value

ConocoPhillips	54,346	$2,667,845
Royal Dutch Shell PLC (ADR) (Netherlands)	49,807	2,501,307
Total SA (ADR) (France)	22,726	1,014,489

		10,466,512

Integrated Telecommunication Services 2.5%
AT&T, Inc.	74,781	1,808,952
Verizon Communications, Inc.	89,843	2,517,401

		4,326,353

Internet Software & Services 3.9%
eBay, Inc. (b)	225,750	4,426,958
Yahoo!, Inc. (b)	169,217	2,340,271

		6,767,229

Investment Banking & Brokerage 0.9%
Goldman Sachs Group, Inc. (The)	12,068	1,584,166

IT Consulting & Other Services 0.6%
Accenture Ltd. (Class A) (Ireland)	26,249	1,014,524

Life & Health Insurance 2.9%
Aflac, Inc.	21,670	924,659
MetLife, Inc.	73,460	2,773,850
Torchmark Corp.	25,369	1,256,019

		4,954,528

Managed Health Care 1.9%
UnitedHealth Group, Inc.	70,987	2,016,031
WellPoint, Inc. (b)	26,601	1,301,587

		3,317,618

Movies & Entertainment 5.0%
News Corp. (Class B)	141,105	1,954,304
Time Warner, Inc.	62,655	1,811,356
Viacom, Inc. (Class B)	154,823	4,856,798

		8,622,458

Multi-Utilities 0.3%
Sempra Energy	12,685	593,531

Oil & Gas Drilling 0.4%
Noble Corp. (b)	20,252	625,989

Oil & Gas Equipment & Services 1.5%
Halliburton Co.	107,899	2,648,920

Oil & Gas Exploration & Production 0.3%
Anadarko Petroleum Corp.	15,592	562,715

Other Diversified Financial Services 6.5%
Bank of America Corp.	292,974	4,210,036
Citigroup, Inc. (b)	472,289	1,775,807
JPMorgan Chase & Co.	145,774	5,336,786

		11,322,629

Packaged Foods & Meats 3.1%
Kraft Foods, Inc. (Class A)	111,462	3,120,936
Unilever N.V. (NY Registered Shares) (Netherlands)	79,504	2,172,049

		5,292,985

Paper Products 2.7%
International Paper Co.	208,505	4,718,468

Personal Products 0.5%
Avon Products, Inc.	34,143	904,790

Pharmaceuticals 9.9%
Abbott Laboratories	34,290	1,604,086
Bristol-Myers Squibb Co.	160,787	4,010,028
Eli Lilly & Co.	25,643	859,041
GlaxoSmithKline PLC (ADR) (United Kingdom)	27,395	931,704
Merck & Co., Inc.	99,255	3,470,947
Pfizer, Inc.	341,375	4,868,007
Roche Holding AG (ADR) (Switzerland)	39,373	1,360,995

		17,104,808

Property & Casualty Insurance 8.1%
Berkshire Hathaway, Inc. (Class B) (b)	30,600	2,438,514
Chubb Corp.	165,391	8,271,204
Travelers Cos., Inc. (The)	68,276	3,362,593

		14,072,311

Regional Banks 1.7%
PNC Financial Services Group, Inc.	50,437	2,849,691

See accompanying notes which are an integral part of this schedule.

Invesco Value II Fund

	Shares	Value

Semiconductor Equipment 0.4%
KLA-Tencor Corp.	26,139	$728,755

Semiconductors 1.7%
Intel Corp.	148,240	2,883,268

Soft Drinks 1.1%
Coca-Cola Co. (The)	25,457	1,275,905
PepsiCo, Inc.	9,602	585,242

		1,861,147

Systems Software 0.3%
Microsoft Corp.	19,995	460,085

Tobacco (1.9%)
Altria Group, Inc.	68,964	1,382,039
Philip Morris International, Inc.	42,348	1,941,232

		3,323,271

Wireless Telecommunication Services 0.9%
Vodafone Group PLC (ADR) (United Kingdom)	76,015	1,571,230

Total Common Stocks & Other Equity Interests (Cost $176,203,789)		166,312,937

Money Market Funds 3.0%
Liquid Assets Portfolio — Institutional Class (c)	2,581,722	2,581,722
Premier Portfolio — Institutional Class (c)	2,581,722	2,581,722

Total Money Market Funds (Cost $5,163,444)		5,163,444

Total Investments (Cost $181,367,233)	99.0%	171,476,381
Other Assets Less Liabilities	1.0	1,662,771

Net Assets	100.0%	$173,139,152

Investment Abbreviations

ADR — American Depositary Receipt.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Value II Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value II Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$170,115,386	$1,360,995	$—	$171,476,381
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,389,352
Aggregate unrealized (depreciation) of investment securities	(20,672,895)

Net unrealized appreciation (depreciation) of investment securities	$(13,283,543)

Cost of investments for tax purposes is $184,759,924.

Invesco Van Kampen Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-MCG-QTR-1 06/10	Invesco Advisers, Inc.

	Number of
Description	Shares	Value

Common Stocks 93.9%
Aerospace & Defense 1.1%
Goodrich Corp. |	277,253	$18,368,011

Air Freight & Logistics 2.4%
C.H. Robinson Worldwide, Inc. |	329,011	18,312,752
Expeditors International of Washington, Inc. |	600,843	20,735,092

		39,047,844

Apparel, Accessories & Luxury Goods 2.0%
Coach, Inc. |	459,666	16,800,792
Hanesbrands, Inc. (a)|	665,126	16,002,932

		32,803,724

Apparel Retail 0.5%
American Eagle Outfitters, Inc. |	686,030	8,060,852

Application Software 3.4%
Autodesk, Inc. (a)|	662,058	16,127,733
Salesforce.com, Inc. (a)|	344,331	29,550,486
TIBCO Software, Inc. (a)|	801,668	9,668,116

		55,346,335

Asset Management & Custody Banks 1.0%
Affiliated Managers Group, Inc. (a)|	270,156	16,417,380

Auto Parts & Equipment 1.1%
BorgWarner, Inc. (a)|	486,350	18,160,309

Automotive Retail 1.0%
O’Reilly Automotive, Inc. (a)|	354,992	16,883,420

Biotechnology 3.2%
Genzyme Corp. (a)|	558,111	28,335,295
Human Genome Sciences, Inc. (a)|	356,892	8,087,173
United Therapeutics Corp. (a)|	347,104	16,942,146

		53,364,614

	Number of
Description	Shares	Value

Broadcasting & Cable TV 1.4%
Discovery Communications, Inc., Class C (a)|	742,350	$22,960,885

Casinos & Gaming 2.8%
International Game Technology |	924,757	14,518,685
Las Vegas Sands Corp. (a)|	788,541	17,458,298
MGM Resorts International (a)|	1,453,932	14,015,904

		45,992,887

Coal & Consumable Fuels 1.1%
Alpha Natural Resources, Inc. (a)|	510,582	17,293,412

Communications Equipment 0.6%
Finisar Corp. (a)|	633,029	9,432,132

Computer Hardware 1.1%
Teradata Corp. (a)|	567,011	17,282,495

Computer Storage & Peripherals 1.0%
NetApp, Inc. (a)|	457,063	17,053,021

Construction & Engineering 1.0%
Foster Wheeler AG (Switzerland) (a)|	794,108	16,723,914

Construction & Farm Machinery & Heavy Trucks 0.5%
Bucyrus International, Inc. |	177,946	8,443,538

Consumer Finance 1.1%
Discover Financial Services |	1,341,075	18,748,229

Data Processing & Outsourced Services 1.0%
Alliance Data Systems Corp. (a)|	271,544	16,162,299

Department Stores 2.2%
Macy’s, Inc. |	1,216,279	21,771,394
Nordstrom, Inc. |	455,869	14,674,423

		36,445,817

	Number of
Description	Shares	Value

Diversified Commercial & Professional Services 2.3%
Corrections Corp. of America (a)|	894,406	$17,065,267
IHS, Inc., Class A (a)|	349,917	20,442,151

		37,507,418

Diversified Metals & Mining 1.0%
Intrepid Potash, Inc. (a)|	823,144	16,108,928

Diversified Support Services 1.1%
Copart, Inc. (a)|	525,622	18,822,524

Education Services 3.4%
Capella Education Co. (a)|	211,677	17,219,924
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)|	196,416	18,304,007
Strayer Education, Inc. |	94,558	19,657,663

		55,181,594

Electrical Components & Equipment 1.6%
Cooper Industries PLC (Ireland) |	400,379	17,616,676
Regal-Beloit Corp. |	151,076	8,427,019

		26,043,695

Environmental & Facilities Services 1.1%
Republic Services, Inc. |	622,329	18,501,841

Health Care Distributors 1.0%
CareFusion Corp. (a)|	716,393	16,262,121

Health Care Equipment 1.8%
Hologic, Inc. (a)|	1,246,865	17,368,830
NuVasive, Inc. (a)|	348,490	12,357,455

		29,726,285

Health Care Facilities 1.0%
VCA Antech, Inc. (a)|	683,270	16,917,765

Health Care Services 2.1%
DaVita, Inc. (a)|	282,309	17,627,374

	Number of
Description	Shares	Value

Health Care Services (continued)
Pharmaceutical Product Development, Inc. |	677,541	$17,216,317

		34,843,691

Healthcare 0.5%
Brookdale Senior Living, Inc. (a)|	574,691	8,620,365

Hotels, Resorts & Cruise Lines 3.2%
Ctrip.com International Ltd. — ADR (Cayman Islands) (a)|	959,319	36,032,022
Marriott International, Inc., Class A |	541,584	16,215,025

		52,247,047

Household Products 1.1%
Church & Dwight Co., Inc. |	275,277	17,262,621

Human Resource & Employment Services 1.0%
Robert Half International, Inc. |	716,330	16,869,572

Industrial Machinery 1.5%
Flowserve Corp. |	105,195	8,920,536
Kennametal, Inc. |	636,982	16,198,452

		25,118,988

Internet Retail 1.0%
Netflix, Inc. (a)|	158,292	17,198,426

Internet Software & Services 5.0%
Akamai Technologies, Inc. (a)|	900,529	36,534,462
Baidu, Inc. — ADR (Cayman Islands) (a)|	665,381	45,299,138

		81,833,600

IT Consulting & Other Services 1.1%
Cognizant Technology Solutions Corp., Class A (a)|	375,017	18,773,351

Life & Health Insurance 1.2%
Lincoln National Corp. |	821,898	19,963,902

Life Sciences Tools & Services 1.0%
Life Technologies Corp. (a)|	360,906	17,052,809

	Number of
Description	Shares	Value

Managed Health Care 1.5%
Aetna, Inc. |	946,895	$24,979,090

Metal & Glass Containers 1.0%
Owens-Illinois, Inc. (a)|	616,694	16,311,556

Multi-Line Insurance 1.4%
Genworth Financial, Inc., Class A (a)|	1,757,794	22,974,368

Oil & Gas Equipment & Services 2.3%
Baker Hughes, Inc. |	495,831	20,611,695
Key Energy Services, Inc. (a)|	1,892,355	17,371,819

		37,983,514

Oil & Gas Exploration & Production 4.3%
Cabot Oil & Gas Corp. |	540,099	16,915,901
Concho Resources, Inc. (a)|	342,555	18,953,568
Continental Resources, Inc. (a)|	562,671	25,106,380
Oasis Petroleum, Inc. (a)|	725,081	10,513,674

		71,489,523

Packaged Foods & Meats 1.1%
Hershey Co. |	386,929	18,545,507

Personal Products 1.9%
Estee Lauder Cos., Inc., Class A |	310,684	17,314,419
Ulta Salon Cosmetics & Fragrance, Inc. (a)|	572,066	13,535,082

		30,849,501

Pharmaceuticals 1.1%
Shire PLC — ADR (Jersey) |	291,996	17,922,714

Real Estate Management & Development 1.0%
CB Richard Ellis Group, Inc., Class A (a)|	1,237,296	16,839,599

Restaurants 2.0%
Darden Restaurants, Inc. |	422,284	16,405,733

	Number of
Description	Shares	Value

Restaurants (continued)
Starbucks Corp. |	664,456	$16,146,281

		32,552,014

Semiconductors 4.4%
Altera Corp. |	732,411	18,171,117
Avago Technologies Ltd. (Singapore) (a)|	839,063	17,670,667
Broadcom Corp., Class A |	538,070	17,740,168
Cavium Networks, Inc. (a)|	348,175	9,118,703
Xilinx, Inc. |	354,119	8,945,046

		71,645,701

Specialized Finance 1.9%
IntercontinentalExchange, Inc. (a)|	283,020	31,989,751

Specialty Chemicals 2.1%
Albemarle Corp. |	432,834	17,187,838
Nalco Holding Co. |	820,741	16,792,361

		33,980,199

Systems Software 1.2%
Rovi Corp. (a)|	529,616	20,077,743

Trading Companies & Distributors 1.1%
WW Grainger, Inc. |	174,489	17,352,931

Trucking 1.1%
J.B. Hunt Transport Services, Inc. |	556,684	18,186,866

Wireless Telecommunication Services 2.0%
American Tower Corp., Class A (a)|	420,571	18,715,409
Millicom International Cellular SA (Luxembourg) |	173,399	14,057,457

		32,772,866

Total Common Stocks 93.9% |		1,546,301,104

Investment Companies 4.3%
iShares Russell MidCap Growth Index Fund |	1,222,958	53,443,265

	Number of
Description	Shares	Value

Investment Companies (continued)
iShares S&P MidCap 400 Growth Index Fund |	233,356	$17,940,409

Total Investment Companies 4.3% |		71,383,674

Convertible Preferred Stocks 0.6%
Pharmaceuticals 0.6%
Ironwood Pharmaceuticals, Inc. (Acquired 09/11/08, Cost $10,733,208) (a)(c)(d)|	894,434	9,595,488

Money Market Funds 1.4%
Liquid Assets Portfolio-Institutional Class (b)|	11,452,534	11,452,534
Premier Portfolio-Institutional Class (b)|	11,452,534	11,452,534

Total Money Market Funds 1.4% |		22,905,068

Total Investments 100.2% (Cost $1,615,463,618)|		1,650,185,334
Foreign Currency 0.0%| (Cost $6)|		6
Liabilities in Excess of Other Assets (0.2%)|		(2,581,381)

Net Assets 100.0%|		$1,647,603,959

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Affiliated Fund

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(d)	Security has been deemed illiquid.

ADR — American Depositary Receipt

Invesco Van Kampen Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-SCV-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.4%
Advertising 1.4%
Arbitron, Inc.	543,723	$13,935,620

Aerospace & Defense 7.8%
AAR Corp. (a)	1,317,090	22,048,086
AerCap Holdings N.V. (Netherlands) (a)	2,533,840	26,301,259
HEICO Corp., Class A	107,125	2,887,019
Moog, Inc., Class A (a)	441,300	14,223,099
Spirit AeroSystems Holdings, Inc., Class A (a)	735,100	14,011,006

		79,470,469

Agricultural Products 2.0%
Corn Products International, Inc.	666,200	20,185,860

Air Freight & Logistics 2.4%
Forward Air Corp.	500,400	13,635,900
UTI Worldwide, Inc. (British Virgin Islands)	885,800	10,966,204

		24,602,104

Apparel, Accessories & Luxury Goods 1.2%
Maidenform Brands, Inc. (a)	594,290	12,099,744

Apparel Retail 0.7%
Stage Stores, Inc.	656,425	7,010,619

Commercial Printing 0.9%
Deluxe Corp.	496,000	9,300,000

Commodity Chemicals 0.6%
Calgon Carbon Corp. (a)	440,300	5,829,572

Communications Equipment 2.7%
ADTRAN, Inc.	585,900	15,977,493
Tekelec (a)	892,676	11,819,030

		27,796,523

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Computer Storage & Peripherals 0.8%
QLogic Corp. (a)	481,100	$7,995,882

Construction & Engineering 2.8%
Aecom Technology Corp. (a)	266,800	6,152,408
Insituform Technologies, Inc., Class A (a)	185,900	3,807,232
Orion Marine Group, Inc. (a)	553,860	7,864,812
Stantec, Inc. (Canada) (a)	462,100	10,226,273

		28,050,725

Data Processing & Outsourced Services 0.8%
Broadridge Financial Solutions, Inc.	413,200	7,871,460

Diversified Commercial & Professional Services 0.9%
Brink’s Co.	500,600	9,526,418

Diversified Metals & Mining 0.9%
Amcol International Corp.	384,100	9,026,350

Electric Utilities 1.2%
ALLETE, Inc.	352,500	12,069,600

Electrical Components & Equipment 1.9%
Belden, Inc.	382,500	8,415,000
Polypore International, Inc. (a)	466,359	10,605,004

		19,020,004

Electronic Equipment Manufacturers 3.3%
Checkpoint Systems, Inc. (a)	1,136,700	19,733,112
Rogers Corp. (a)	499,939	13,883,306

		33,616,418

Electronic Manufacturing Services 1.0%
Methode Electronics, Inc.	1,031,300	10,044,862

Gas Utilities 0.9%
UGI Corp.	359,500	9,145,680

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Distributors 1.9%
PharMerica Corp. (a)	1,335,424	$19,577,316

Health Care Equipment 0.7%
Hill-Rom Holdings, Inc.	216,600	6,591,138

Health Care Facilities 3.3%
HealthSouth Corp. (a)	1,787,200	33,438,512

Health Care Services 1.6%
ICON PLC — ADR (Ireland) (a)	570,300	16,475,967

Health Care Supplies 0.7%
ICU Medical, Inc. (a)	220,900	7,106,353

Household Appliances 0.8%
Snap-On, Inc.	209,300	8,562,463

Household Products 1.0%
Central Garden & Pet Co. (a)	711,786	6,769,085
Central Garden & Pet Co., Class A (a)	394,719	3,540,629

		10,309,714

Human Resource & Employment Services 1.1%
Administaff, Inc.	466,900	11,280,304

Industrial Machinery 0.7%
John Bean Technologies Corp.	492,100	7,504,525

IT Consulting & Other Services 6.2%
Acxiom Corp. (a)	1,280,831	18,815,407
Gartner, Inc. (a)	207,800	4,831,350
MAXIMUS, Inc.	607,120	35,134,035
Ness Technologies, Inc. (a)	1,015,000	4,374,650

		63,155,442

Leisure Products 1.3%
Polaris Industries, Inc.	233,200	12,737,384

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Life & Health Insurance 1.8%
CNO Financial Group, Inc. (a)	3,626,500	$17,951,175

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A (a)	149,557	12,935,185

Metal & Glass Containers 2.1%
Pactiv Corp. (a)	394,100	10,975,685
Silgan Holdings, Inc.	377,700	10,719,126

		21,694,811

Multi-Utilities 1.1%
Avista Corp.	567,000	11,073,510

Office Electronics 1.2%
Zebra Technologies Corp., Class A (a)	476,416	12,086,674

Office Services & Supplies 0.9%
ACCO Brands Corp. (a)	1,723,138	8,598,459

Oil & Gas Equipment & Services 2.2%
Exterran Holdings, Inc. (a)	397,593	10,261,875
Superior Energy Services, Inc. (a)	665,020	12,415,924

		22,677,799

Paper Packaging 1.4%
RockTenn Co., Class A	285,300	14,170,851

Property & Casualty Insurance 6.3%
AmTrust Financial Services, Inc.	821,100	9,886,044
Argo Group International Holdings Ltd. (Bermuda)	544,900	16,668,491
Employers Holdings, Inc.	869,000	12,800,370
ProAssurance Corp. (a)	429,099	24,355,659

		63,710,564

Publishing 0.9%
Dolan Media Co. (a)	777,300	8,643,576

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Real Estate Development 0.7%
Forestar Group, Inc. (a)	317,796	$5,707,616
Kennedy-Wilson Holdings, Inc. (a)	109,700	1,107,970

		6,815,586

Regional Banks 2.3%
BancorpSouth, Inc.	394,000	7,044,720
MB Financial, Inc.	468,710	8,619,577
Northwest Bancshares, Inc.	678,125	7,778,094

		23,442,391

Reinsurance 4.4%
Alterra Capital Holdings, Ltd. (Bermuda)	837,400	15,726,372
Platinum Underwriters Holdings Ltd. (Bermuda)	560,800	20,351,432
Reinsurance Group of America, Inc.	195,100	8,918,021

		44,995,825

Restaurants 2.3%
AFC Enterprises, Inc. (a)	758,477	6,902,141
Denny’s Corp. (a)	3,307,830	8,600,358
Texas Roadhouse, Inc. (a)	592,700	7,479,874

		22,982,373

Semiconductors 1.4%
Microsemi Corp. (a)	958,800	14,027,244

Soft Drinks 0.8%
Cott Corp. (Canada) (a)	1,333,700	7,762,134

Specialized REIT’s 1.8%
Potlatch Corp.	497,600	17,779,248

Specialty Chemicals 3.1%
A. Schulman, Inc.	491,700	9,322,632
Zep, Inc.	1,281,004	22,340,710

		31,663,342

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Technology Distributors 0.8%
ScanSource, Inc. (a)	319,455	$7,964,013

Thrifts & Mortgage Finance 1.5%
First Niagara Financial Group, Inc.	559,300	7,008,029
Provident New York Bancorp	897,765	7,945,220

		14,953,249

Wireless Telecommunication Services 2.6%
Syniverse Holdings, Inc. (a)	1,265,300	25,875,385

Total Common Stocks 94.4%		955,140,422

Convertible Corporate Obligations 0.7%
Application Software 0.7%
Epicor Software Corp. ($8,028,000 par, 2.375% coupon, maturing 05/15/27)		7,295,445

Total Long-Term Investments 95.1% (Cost $916,408,740)		962,435,867

Money Market Funds 5.1%
Liquid Assets Portfolio-Institutional Class (b)	25,991,136	25,991,136
Premier Portfolio-Institutional Class (b)	25,991,136	25,991,136

Total Money Market Funds 5.1% (Cost $51,982,272)		51,982,272

Total Investments 100.2% (Cost $968,391,012)		1,014,418,139
Liabilities in Excess of Other Assets (0.2%)		(1,955,117)

Net Assets 100.0%		$1,012,463,022

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen Small Cap Value Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Equity Securities	$1,007,122,694	$—	$—	$1,007,122,694
Convertible Corporate Obligations	—	7,295,445	—	7,295,445

Total	$1,007,122,694	$7,295,445	—	$1,014,418,139

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$96,246,290
Aggregate unrealized (depreciation) of investment securities	(54,682,299)

Net unrealized appreciation of investment securities	$41,563,991

Cost of Investments for tax purposes is $972,854,148

Invesco Van Kampen Utility Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-UTL-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Utility Fund
Schedule of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.8%
Alternative Carriers 0.3%
Cable & Wireless Communications PLC (United Kingdom)	129,331	$110,339
Colt Group SA (Luxembourg) (a)	111,278	216,454

		326,793

Construction & Engineering 1.7%
Kandenko Co., Ltd. (Japan)	147,000	869,380
Okumura Corp. (Japan)	98,000	357,589
Strabag SE (Austria)	28,388	612,900

		1,839,869

Electric Utilities 50.5%
American Electric Power Co., Inc.	162,514	5,249,202
Duke Energy Corp.	478,383	7,654,128
Edison International, Inc.	106,846	3,389,155
Entergy Corp.	38,510	2,758,086
Exelon Corp.	215,079	8,166,549
FirstEnergy Corp.	91,652	3,228,900
Hokkaido Electric Power Co., Inc. (Japan)	104,000	2,238,828
NextEra Energy, Inc.	75,388	3,675,919
Pinnacle West Capital Corp.	14,506	527,438
PPL Corp.	218,963	5,463,127
Progress Energy, Inc.	119,873	4,701,419
Southern Co.	211,606	7,042,248

		54,094,999

Electrical Components & Equipment 0.8%
JA Solar Holdings Co., Ltd. — ADR (Cayman Islands) (a)	185,681	863,417

Gas Utilities 2.5%
Atmos Energy Corp.	20,292	548,696
ONEOK, Inc.	7,085	306,426
Questar Corp.	2,735	124,415
Southern Union Co.	50,068	1,094,487

Invesco Van Kampen Utility Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Gas Utilities (continued)
UGI Corp.	25,037	$636,941

		2,710,965

Highways & Railtracks 0.4%
Zhejiang Expressway Co., Ltd., Class H (China)	402,860	372,242

Independent Power Producers & Energy Traders 6.4%
Calpine Corp. (a)	165,773	2,108,633
Constellation Energy Group, Inc.	80,068	2,582,193
Drax Group PLC (United Kingdom)	243,174	1,355,099
Innergex Renewable Energy, Inc. (Canada)	39,919	314,237
RRI Energy, Inc. (a)	127,718	484,051

		6,844,213

Integrated Telecommunication Services 1.8%
Qwest Communications International, Inc.	178,981	939,650
Verizon Communications, Inc.	35,436	992,917

		1,932,567

Multi-Utilities 29.9%
CenterPoint Energy, Inc.	58,519	770,110
CMS Energy Corp.	8,998	131,821
Consolidated Edison, Inc.	78,526	3,384,471
Dominion Resources, Inc.	118,662	4,596,966
DTE Energy Co.	92,468	4,217,465
National Grid PLC (United Kingdom)	292,791	2,156,838
NiSource, Inc.	211,521	3,067,054
PG&E Corp.	130,980	5,383,278
Public Service Enterprise Group, Inc.	156,114	4,891,052
Sempra Energy	18,063	845,168
TECO Energy, Inc.	13,951	210,242
Xcel Energy, Inc.	114,751	2,365,018

		32,019,483

Oil & Gas Storage & Transportation 1.9%
Euronav NV (Belgium)	38,810	700,848

Invesco Van Kampen Utility Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Storage & Transportation (continued)
Frontline, Ltd. (Bermuda)	3,753	$108,513
Teekay Corp. (Marshall Islands)	47,374	1,239,777

		2,049,138

Wireless Telecommunication Services 1.6%
MetroPCS Communications, Inc. (a)	207,189	1,696,878

Total Common Stocks 97.8%		104,750,564

Preferred Stock 1.4%
Integrated Telecommunication Services
Tele Norte Leste Participacoes SA (Brazil)	103,482	1,547,930

Total Investments 99.2%
(Cost $114,631,891)		106,298,494
Foreign Currency 0.0%
(Cost $26,359)		26,720
Other Assets in Excess of Liabilities 0.8%		834,969

Net Assets 100.0%		$107,160,183

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR — American Depositary Receipt

Invesco Van Kampen Utility Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of June 30, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Brazilian Real
2,195,825 expiring 07/15/10	US	$1,213,268	(3,780)
615,463 expiring 07/15/10	US	$340,064	(1,805)

			$(5,585)

Euro
1,394,794 expiring 07/15/10	US	$1,705,729	15,559

Hong Kong Dollar
2,695,465 expiring 07/15/10	US	$346,168	(148)

Japanese Yen
304,063,000 expiring 07/15/10	US	$3,439,743	(109,874)

Pound Sterling
1,188,199 expiring 07/15/10	US	$1,775,269	(13,633)

Total Forward Foreign Currency Contacts			$(113,681)

Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost

Invesco Van Kampen Utility Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the

Invesco Van Kampen Utility Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1 *	Level 2 *	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Equity Securities	$97,199,464	$9,099,030	$—	$106,298,494
Forward Foreign Currency Contracts	—	15,559	—	15,559

Total Investments in an Asset Position	97,199,464	9,114,589	—	106,314,053

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(129,240)	$—	$(129,240)

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,354,874
Aggregate unrealized (depreciation) of investment securities	(10,085,262)

Net unrealized (depreciation) of investment securities	($8,730,388)

Cost of investments for tax purposes is $115,028,882

Invesco Van Kampen Value
Opportunities Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-VOPP-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.6%
Advertising 4.0%
Omnicom Group, Inc.	122,883	$4,214,887

Aerospace & Defense 1.9%
Honeywell International, Inc.	51,579	2,013,128

Asset Management & Custody Banks 1.8%
Bank of New York Mellon Corp.	78,504	1,938,264

Brewers 3.3%
Molson Coors Brewing Co., Class B	82,377	3,489,490

Broadcasting & Cable TV 2.6%
Comcast Corp., Class A	156,147	2,712,273

Broadcasting — Diversified 3.1%
Time Warner Cable, Inc.	62,261	3,242,553

Casinos & Gaming 1.5%
International Game Technology	99,613	1,563,924

Computer Hardware 4.2%
Dell, Inc. (a)	107,600	1,297,656
Hewlett-Packard Co.	72,762	3,149,139

		4,446,795

Data Processing & Outsourced Services 1.3%
Western Union Co.	89,586	1,335,727

Department Stores 1.7%
Macy’s, Inc.	103,462	1,851,970

Diversified Banks 5.1%
Comerica, Inc.	37,745	1,390,148
U.S. Bancorp	61,533	1,375,263
Wells Fargo & Co.	103,594	2,652,006

		5,417,417

Invesco Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Electronic Equipment Manufacturers 0.7%
Cognex Corp.	42,395	$745,304

General Merchandise Stores 2.5%
Target Corp.	54,850	2,696,975

Household Products 2.5%
Procter & Gamble Co.	43,884	2,632,162

Hypermarkets & Super Centers 2.8%
Wal-Mart Stores, Inc.	62,291	2,994,328

Industrial Conglomerates 2.5%
General Electric Co.	92,259	1,330,375
Tyco International Ltd. (Switzerland)	37,878	1,334,442

		2,664,817

Industrial Machinery 2.5%
Illinois Tool Works, Inc.	64,173	2,649,062

Integrated Oil & Gas 9.5%
Chevron Corp.	39,285	2,665,880
Exxon Mobil Corp.	37,057	2,114,843
Petroleo Brasileiro SA — ADR (Brazil)	62,864	2,157,492
Royal Dutch Shell PLC — ADR (United Kingdom)	63,203	3,174,055

		10,112,270

Internet Software & Services 2.7%
eBay, Inc. (a)	144,062	2,825,056

Investment Banking & Brokerage 2.0%
Goldman Sachs Group, Inc.	9,851	1,353,000
Morgan Stanley	34,187	813,237

		2,166,237

Life & Health Insurance 2.8%
MetLife, Inc.	42,374	1,600,042
Torchmark Corp.	27,714	1,372,120

		2,972,162

Invesco Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care 1.2%
UnitedHealth Group, Inc.	46,750	$1,327,700

Movies & Entertainment 2.0%
Time Warner, Inc.	72,180	2,086,724

Oil & Gas Drilling 2.4%
Noble Corp. (Switzerland) (a)	83,303	2,574,896

Other Diversified Financial Services 6.7%
Bank of America Corp.	222,306	3,194,537
JPMorgan Chase & Co.	105,360	3,857,230

		7,051,767

Packaged Foods & Meats 2.0%
Kraft Foods, Inc., Class A	75,535	2,114,980

Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	74,640	1,861,522
Pfizer, Inc.	130,852	1,865,949

		3,727,471

Property & Casualty Insurance 10.6%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	41,268	1,872,742
Aspen Insurance Holdings Ltd. (Bermuda)	75,025	1,856,118
Chubb Corp.	96,000	4,800,960
Travelers Cos., Inc.	55,056	2,711,508

		11,241,328

Reinsurance 3.6%
Flagstone Reinsurance Holdings SA (Luxembourg)	357,591	3,869,135

Semiconductors 1.7%
Intel Corp.	93,116	1,811,106

Soft Drinks 1.3%
Coca-Cola Co.	26,858	1,346,123

Invesco Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Steel 1.5%
POSCO — ADR (Republic of Korea (South Korea))	16,342	$1,541,378

Wireless Telecommunication Services 1.0%
Vodafone Group PLC — ADR (United Kingdom)	51,552	1,065,580

Total Common Stocks 98.6%		104,442,989

Money Market Funds 2.7%
Liquid Assets Portfolio-Institutional Class (b)	1,421,896	1,421,896
Premier Portfolio-Institutional Class (b)	1,421,896	1,421,896

Total Money Market Funds 2.7%		2,843,792

Total Investments 101.3% (Cost $117,439,702)		107,286,781
Liabilities in Excess of Other Assets (1.3%)		(1,356,172)

Net Assets 100.0%		$105,930,609

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
ADR — American Depositary Receipt
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen Value Opportunities Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
Fair Value Measurements Generally Accepted Accounting Principles (GAAP), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—Prices are based on quoted prices in active markets for identical investments
Level 2—Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3—Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity Securities	$107,286,781	$—	$—	$107,286,781
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,739,260
Aggregate unrealized (depreciation) of investment securities	(13,018,386)

Net unrealized appreciation of investment securities	$(10,279,126)

Cost of Investments for tax purposes is $117,565,907.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.